BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Details 3) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reserve of exchange differences on translation	$ 12,114	$ 168,884	$ (374,275)
Arauco do Brasil S.A. [Member]
Reserve of exchange differences on translation	(6,537)	73,087	(155,390)
Arauco Forest Brasil S.A. [Member]
Reserve of exchange differences on translation	(6,929)	68,314	(140,992)
Arauco Florestal Arapoti S.A. [Member]
Reserve of exchange differences on translation	(1,051)	19,523	(43,189)
Sonae Arauco S.A. [Member]
Reserve of exchange differences on translation	20,547	0	0
Arauco Distribucion S.A. [Member]
Reserve of exchange differences on translation	0	0	(4,180)
Arauco Argentina S.A. [Member]
Reserve of exchange differences on translation	(752)	4,989	(13,308)
Flakeboard Company Limited [Member]
Reserve of exchange differences on translation	6,529	2,984	(16,915)
Other subsidiaries [Member]
Reserve of exchange differences on translation	$ 307	$ (13)	$ (301)